CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS (Relationship with the Advisor) (Narrative) (Details) (Advisor [Member], USD $)	12 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011 Property
Advisor [Member]
Related Party Transaction [Line Items]
Agreement term (in years)	1 year
Percentage acquisition fee paid to advisor (in hundredths)	2.00%
Payment of acquisition fees	$ 2,200,000	$ 714,000
Multiple for calculating monthly asset management fee, percentage (one-twelfth)	8.33%
Percentage annual asset management fee (in hundredths)	1.00%
Asset management fees	987,000	343,000
Property management fees payable	10,000	22,000
Disposition fee, as a percentage of aggregate brokerage commission paid (in hundredths)	50.00%
Debt disposition fee, as a percentage of the contract sales price (in hundredths)	2.75%
Number of properties sold	0	0
Disposition fees	0	0
Debt financing fee (in hundredths)	0.50%
Debt financing fee	119,100	0
Maximum reimbursement limit on gross offering proceeds (in hundredths)	2.50%
Organization and offering expenses	292,018	2,300,000
Organization and offering costs due	0	1,900,000
Other operating cost and expense	551,827	800,000
Other operating cost and expense due	$ 28,000	$ 1,800,000